Loss from Discontinued Operations	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Loss from Discontinued Operations
Loss from Discontinued Operations

	Years Ended December 31,
(In millions)	2016	2015	2014

Loss from operations(a)(b)	$—	(2.4)	(13.3)
Loss on sales	—	(0.8)	(18.9)
Adjustments to contingencies of former operations(c):
Workers' compensation	(2.8)	(0.7)	(4.4)
Insurance recoveries related to BAX Global indemnification(d)	—	—	9.5
Other	—	0.1	(1.6)
Loss from discontinued operations before income taxes	(2.8)	(3.8)	(28.7)
Provision (benefit) for income taxes	(1.1)	(1.0)	0.4
Loss from discontinued operations, net of tax	$(1.7)	(2.8)	(29.1)

(a)	Discontinued operations include gains and losses related to businesses that we recently sold or shut down. No interest expense was included in discontinued operations in 2015 and 2014.

(b)
The loss from operations in 2015 included $1.0 million in pension settlement charges related to the Mexican parcel delivery business sold in February 2015. The loss from operations in 2014 included $15.6 million in non-cash severance and impairment charges related to the Netherlands cash-in-transit operations.

(c)	Primarily related to former coal businesses and BAX Global, a former freight forwarding and logistics business.

(d)
BAX Global had been defending a claim related to the apparent diversion by a third party of goods being transported for a customer.  In 2010, the Dutch Supreme Court denied the final appeal of BAX Global, letting stand the lower court ruling that BAX Global was liable for this claim.  We had contractually indemnified the purchaser of BAX Global for this contingency.  Through 2010, we had recognized $11.5 million of expense related to the payment made in satisfaction of the judgment.  In 2014, we recovered $9.5 million from insurance companies related to this matter.

Cash-in-transit operations sold or shut down:

•	Australia (sold in October 2014)

•	Puerto Rico (shut down in November 2014)

•	Netherlands (sold in December 2014)

Other operations sold:

•	In February 2015, we sold a small Mexican parcel delivery business which met the criteria for classification as a discontinued operation as of December 31, 2014.

The results of the above operations have been excluded from continuing operations and are reported as discontinued operations for the prior periods.  The table below shows revenues by operating segment which have been reclassified to discontinued operations:

	December 31,
(In millions)	2016	2015	2014

North America	$—	4.6	21.2
South America	—	—	4.9
Rest of World	—	—	133.6
Total	$—	4.6	159.7

The table below shows revenues and loss from operations before tax for the Netherlands cash-in-transit operations sold in 2014:

	Years Ended December 31,
(In millions)	2016	2015	2014

Netherlands CIT operations:
Revenues	$—	—	126.0
Loss from operations before tax	—	—	(2.0)

Other divestitures not classified as discontinued operations:

•
We sold our 70% ownership interest in a Russian cash management business in November 2015 and recognized a $5.9 million loss on the disposition. A significant part of the loss ($5.0 million) represented the reclassification of foreign currency translation adjustments from accumulated other comprehensive income (loss) into earnings.

•	We sold our Irish guarding operation in November 2015.

•	We shut down our remaining Irish domestic operations in September 2016.

•	We sold our German guarding operation in October 2016.

The table below shows revenues and income (loss) from operations before tax for these other divestitures:

	Years Ended December 31,
(In millions)	2016	2015	2014

Other divestitures
Revenues	$12.3	46.6	94.4
Income (loss) from operations before tax	(16.0)	(8.2)	3.4